Equity (Share Repurchase Program Summary) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 200,000		$ 200,000
Disclosure of Repurchase Agreements [Abstract]
Treasury Stock, Shares		9,089,623	9,089,623
Payments for Repurchase of Equity [Abstract]
Treasury Stock, Value		$ 363,168	$ 363,168
Purchase of common stock for treasury			(75,000)	$ (25,000)
Treasury Stock, Value	0		0
Share Repurchase Program - Authorized September 2015 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 125,000		$ 125,000
Disclosure of Repurchase Agreements [Abstract]
Treasury Stock, Shares	2,462,350	0	0
Treasury Stock, Shares, Acquired	0	2,462,350
Treasury Stock, Shares	2,462,350	2,462,350	2,462,350
Payments for Repurchase of Equity [Abstract]
Treasury Stock, Value	$ 75,000	$ 0	$ 0
Purchase of common stock for treasury	0	(75,000)
Treasury Stock, Value	$ 75,000	$ 75,000	$ 75,000